Intangible Assets - Summary of Goodwill (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		₩ 903,003	₩ 887,259
Carrying amount	[1]	845,155	806,407
Housing&Commercial Bank
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		65,288	65,288
Carrying amount	[1]	65,288	65,288
KB Cambodia Bank
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		1,202	1,202
Carrying amount	[1]	0	0
KB Securities Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		70,265	70,265
Carrying amount	[1]	58,889	58,889
KB Capital Co.,Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		79,609	79,609
Carrying amount	[1]	79,609	79,609
KB Savings Bank Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		115,343	115,343
Carrying amount	[1]	57,404	57,404
KB Securities Vietnam Joint Stock Company
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		13,092	13,092
Carrying amount	[1]	13,947	13,533
KB Daehan Specialized Bank PLC.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		1,515	1,515
Carrying amount	[1]	1,712	1,601
PRASAC Microfinance Institution Plc.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		396,942	396,942
Carrying amount	[1]	415,332	388,524
PT Sunindo Kookmin Best Finance
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		2,963	2,963
Carrying amount	[1]	2,817	2,894
PT Bank KB Bukopin TBK
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		89,220	89,220
Carrying amount	[1]	83,619	85,893
PT. KB Finansia Multi Finance
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		51,820	51,820
Carrying amount	[1]	51,376	52,772
PT. KB Valbury Sekurita [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		11,070	0
Carrying amount	[1]	10,713	0
I-Finance Leasing [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		4,674	0
Carrying amount	[1]	₩ 4,449	₩ 0

[1]	Includes the effect of exchange differences and others.